RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Jul. 09, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 154,406,250	$ 99,281,250	$ 44,156,250
Total liabilities	187,773,749	127,639,700	72,504,111
Redeemable preferred stock	613,043,629	673,438,294	729,204,680	$ 0
Additional paid-in capital	121,162,126	60,768,065	5,002,237
Accumulated deficit	(116,166,052)	(55,771,393)
Total Permanent Equity	5,000,007	5,000,001		$ 0
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities		0	0
Total liabilities		28,358,450	28,347,861
Redeemable preferred stock		772,719,537	773,360,930
Additional paid-in capital		5,644,065	5,002,679
Accumulated deficit		(646,393)
Total Permanent Equity		5,000,008
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities		99,281,250	44,156,250
Total liabilities		99,281,250	44,156,250
Redeemable preferred stock		(99,281,243)	(44,156,250)
Additional paid-in capital		55,124,000	(442)
Accumulated deficit		(55,125,000)
Total Permanent Equity		(7)
Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock	$ 1,920	1,316	758
Class A ordinary shares | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock		323	316
Class A ordinary shares | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock		$ 993	$ 442